SCHEDULE OF LOSS PER SHARE BEFORE AND AFTER THE RETROSPECTIVE ADJUSTMENTS (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss per share attributable to ordinary shareholders- basic		$ (0.66)	$ (4.50)	$ (3.33)
Net loss per share attributable to ordinary shareholders- diluted		$ (0.66)	$ (4.50)	$ (3.33)
Weighted average shares used in calculating net loss per share - basic	[1]	3,869,429	559,611	477,646
Weighted average shares used in calculating net loss per share - diluted	[1]	3,869,429	559,611	477,646
Previously Reported [Member]
Net loss per share attributable to ordinary shareholders- basic		$ (0.02)	$ (0.15)
Net loss per share attributable to ordinary shareholders- diluted		$ (0.02)	$ (0.15)
Weighted average shares used in calculating net loss per share - basic		116,082,855	16,788,342
Weighted average shares used in calculating net loss per share - diluted		116,082,855	16,788,342

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization and the Share Combination (Note 1).